INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET

6.	INTANGIBLE ASSET, NET

Intangible asset, net, consists of the following:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Eligibility rights	600	600	77
Intelligent financial management system	-	3,340	429
Sub-total	600	3,940	506
Less: accumulated depreciation	-	(390)	(50)
Intangible asset, net	600	3,550	456

Depreciation expenses were approximately nil, nil and HKD390,000 and for the years ended December 31, 2023, 2024 and 2025, respectively.

The analysis of the Company’s future amortization as of December 31, 2025 is as follows:

	Operating leases
	HKD’000	US$’000

Year ending December 31, 2026	668	86
Year ending December 31, 2027	668	86
Year ending December 31, 2028	668	86
Year ending December 31, 2029	668	86
Year ending December 31, 2030	278	35
Total future amortization	2,950	379